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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21654

                         Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

Pioneer Floating
Rate Trust

NQ | August 31, 2015

Ticker Symbol: PHD

Schedule of Investments  |  8/31/15 (unaudited)

Principal Amount USD ($)		Value

	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 140.1% of Net Assets*(a)
	AUTOMOBILES & COMPONENTS - 8.5%
	Auto Parts & Equipment - 6.5%
2,866,408(a)	Allison Transmission, Inc., Term Loan B-3, 3.5%, 8/23/19	$ 2,864,161
2,394,000(a)	BBB Industries US Holdings, Inc., First Lien Initial Term Loan, 6.0%, 11/3/21	2,407,466
1,172,710(a)	Cooper Standard Intermediate Holdco 2 LLC, Term Loan, 4.0%, 4/4/21	1,167,867
2,359,675(a)	Crowne Group LLC, First Lien Initial Term Loan, 6.0%, 9/30/20	2,353,776
1,025,897(a)	Electrical Components International, Inc., Term Loan B, 5.75%, 5/28/21	1,029,949
1,697,980(a)	Federal-Mogul Corp., Tranche C Term Loan, 4.75%, 4/15/21	1,665,790
1,980,000(a)	Henniges Automotive Holdings, Inc., Term Loan, 5.5%, 6/12/21	1,984,950
1,687,250(a)	Key Safety Systems, Inc., Initial Term Loan, 4.75%, 8/29/21	1,682,505
1,335,059(a)	MPG Holdco I, Inc., Initial Term Loan, 3.75%, 10/20/21	1,335,720
497,449(a)	Remy International, Inc., Term B Loan 2013, 4.25%, 3/5/20	498,227
778,030(a)	TI Group Automotive Systems LLC, Initial US Term Loan, 4.5%, 6/30/22	775,760
2,352,337(a)	Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4.0%, 4/23/20	2,342,535
168,561(a)	UCI International, Inc. (United Components), Term Loan, 5.5%, 7/26/17	167,929
		$ 20,276,635
	Automobile Manufacturers - 1.2%
3,235,583(a)	Chrysler Group LLC, Term Loan B, 3.5%, 5/24/17	$ 3,232,940
466,667(a)	Visteon Corp., Initial Term Loan, 3.5%, 4/9/21	465,690
		$ 3,698,630
	Tires & Rubber - 0.8%
2,500,000(a)	Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/19	$ 2,510,125
	Total Automobiles & Components	$ 26,485,390

	BANKS - 0.3%
	Thrifts & Mortgage Finance - 0.3%
915,998(a)	Ocwen Loan Servicing, Initial Term Loan, 5.0%, 2/15/18	$ 914,853
	Total Banks	$ 914,853

	CAPITAL GOODS - 14.4%
	Aerospace & Defense - 4.5%
1,098,907(a)	Accudyne Industries Borrower SCA/Accudyne Industries LLC, Refinancing Term Loan, 4.0%, 12/13/19	$ 1,039,154
1,250,000(a)	Alion Science and Technology Corp., First Lien Term Loan, 5.5%, 8/13/21	1,248,048
1,571,455(a)	BE Aerospace, Inc., Term Loan, 4.0%, 12/16/21	1,582,258
728,528(a)	CPI International, Inc., Term B Loan, 4.25%, 11/17/17	715,779
352,449(a)	DAE Aviation Holdings, Inc., Initial Term Loan, 5.25%, 7/7/22	352,339
2,002,615(a)	Digitalglobe, Inc., Term Loan, 3.75%, 1/31/20	2,001,363
1,398,572(a)	DynCorp International, Inc., Term Loan, 6.25%, 7/7/16	1,372,932
249,419(a)	IAP Worldwide Services, Inc., First Lien Term Loan, 8.0%, 7/18/19	250,666
992,506(a)	TASC, Inc., First Lien New Term Loan, 7.0%, 5/22/20	999,330
707,312(a)	TASC, Inc., First Lien Term Loan, 7.0%, 5/22/20	712,175
1,521,986(a)	Vencore, Inc. (fka SI Organization, Inc.), First Lien Initial Term Loan, 5.75%, 11/23/19	1,521,351
1,815,639(a)	WP CPP Holdings LLC, First Lien Term B-3 Loan, 4.5%, 12/28/19	1,808,263
334,900(a)	WP CPP Holdings LLC, Second Lien Term Loan B-1, 8.75%, 4/30/21	329,876
		$ 13,933,534
	Building Products - 3.2%
1,304,963(a)	Armstrong World Industries, Inc., Term Loan B, 3.5%, 3/15/20	$ 1,302,244
1,750,000(a)	Builders FirstSource, Inc., Term Loan B, 5.0%, 7/22/22	1,747,083
434,742(a)	NCI Building Systems, Inc., Tranche B Term Loan, 4.25%, 6/24/19	433,926
1,662,091(a)	Nortek, Inc., Incremental-1 Term Loan, 3.5%, 10/30/20	1,651,703
472,673(a)	Quikrete Holdings, Inc., Initial First Lien Loan, 4.0%, 9/28/20	471,934
884,211(a)	Quikrete Holdings, Inc., Initial Second Lien Loan, 7.0%, 3/26/21	888,632
1,710,000(a)	Summit Materials LLC, Restatement Effective Date Term Loan, 4.25%, 7/18/22	1,703,054
447,727(a)	Ultima US Holdings LLC, First Lien Term Loan B, 5.5%, 7/2/20	448,287

Principal Amount USD ($)		Value
	Building Products - (continued)
1,473,010(a)	Unifrax Holding Co., New Term B Dollar Loan, 4.25%, 11/28/18	$ 1,471,168
		$ 10,118,031
	Construction & Farm Machinery & Heavy Trucks - 0.9%
404,400(a)	Manitowoc Co., Inc., Term Loan B, 3.25%, 1/3/21	$ 401,488
1,620,000(a)	Navistar, Inc., Tranche B Term Loan, 7.75%, 8/17/20	1,606,838
849,515(a)	Terex Corp., US Term Loan, 3.5%, 8/13/21	851,214
		$ 2,859,540
	Electrical Components & Equipment - 1.3%
2,016,078(a)	Pelican Products, Inc., First Lien Term Loan, 5.25%, 4/10/20	$ 2,019,858
600,000(a)	Southwire Company LLC, Initial Term Loan, 3.0%, 2/10/21	594,000
1,601,243(a)	WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/17	1,607,247
		$ 4,221,105
	Industrial Conglomerates - 1.5%
497,277(a)	Doosan Infracore International, Inc. (Doosan Holdings Europe, Ltd.), Tranche B Term Loan, 4.5%, 5/28/21	$ 499,142
207,320(a)	Faenza Acquisition GmbH (CeramTec Acquisition Corp.), Dollar Term B-3 Loan, 4.25%, 8/30/20	207,450
684,994(a)	Faenza Acquisition GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-1 Loan, 4.25%, 8/30/20	685,422
70,416(a)	Faenza Acquisition GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-2 Loan, 4.25%, 8/30/20	70,460
1,000,000(a)	Filtration Group Corp., First Lien Term Loan, 4.25%, 11/23/20	1,000,750
378,990(a)	Filtration Group Corp., Second Lien Initial Term Loan, 8.25%, 11/22/21	381,987
421,813(a)	Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/6/21	404,764
169,186(a)	Kleopatra Holdings 2 SCA, Initial German Borrower Dollar Term Loan, 5.0%, 4/28/20	169,529
395,894(a)	Kleopatra Holdings 2 SCA, Initial US Borrower Dollar Term Loan, 5.0%, 4/28/20	396,698
727,161(a)	Milacron LLC, Term Loan, 4.5%, 9/28/20	728,525
		$ 4,544,727
	Industrial Machinery - 2.3%
879,485(a)	Gardner Denver, Inc., Initial Dollar Term Loan, 4.25%, 7/30/20	$ 841,190
1,990,000(a)	Mueller Water Products, Inc., Initial Term Loan, 4.0%, 11/24/21	1,997,453
987,054(a)	NN, Inc., Term Loan, 6.0%, 8/27/21	988,892
1,860,930(a)	Schaeffler AG, Facility B-USD, 4.25%, 5/15/20	1,871,785
485,194(a)	Wastequip LLC, Term Loan, 5.5%, 8/9/19	484,385
1,089,993(a)	Xerium Technologies, Inc., New Term Loan, 5.75%, 5/17/19	1,095,443
		$ 7,279,148
	Trading Companies & Distributors - 0.7%
1,361,890(a)	AWAS Finance Luxembourg 2012 SA, Term Loan, 3.5%, 7/16/18	$ 1,368,700
711,169(a)	WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19	711,613
		$ 2,080,313
	Total Capital Goods	$ 45,036,398

	COMMERCIAL & PROFESSIONAL SERVICES - 5.7%
	Diversified Support Services - 1.8%
806,678(a)	DH Publishing LP, Term B-3 Loan, 4.0%, 8/19/22	$ 805,670
1,067,925(a)	InfoGroup, Inc., Term Loan B, 7.5%, 5/26/18	1,033,218
706,524(a)	KAR Auction Services, Inc., Tranche B-2 Term Loan, 3.5%, 3/11/21	706,524
624,459(a)	Language Line LLC, First Lien Initial Term Loan, 6.5%, 7/7/21	622,898
1,500,000(a)	Language Line LLC, Second Lien Initial Term Loan, 10.75%, 7/7/22	1,505,625
1,000,000(a)	Ryan LLC, Tranche B Term Loan, 6.75%, 8/7/20	993,750
		$ 5,667,685
	Environmental & Facilities Services - 2.1%
574,307(a)	ADS Waste Holdings, Inc., Initial Tranche B-2 Term Loan, 3.75%, 10/9/19	$ 571,149
476,533(a)	Granite Acquisition, Inc., First Lien Term B Loan, 5.0%, 12/17/21	477,873
21,073(a)	Granite Acquisition, Inc., First Lien Term C Loan, 5.0%, 12/17/21	21,132
1,500,000(a)	Granite Acquisition, Inc., Second Lien Term B Loan, 8.25%, 12/19/22	1,506,250
500,000(a)	Infiltrator Systems Integrated LLC, Second Lien Term Loan, 9.75%, 5/26/23	497,500
1,089,400(a)	US Ecology, Inc., Term Loan, 3.75%, 6/17/21	1,094,166
743,138(a)	Waste Industries USA, Inc., Initial Term Loan, 4.25%, 2/27/20	747,782

Principal Amount USD ($)		Value
	Environmental & Facilities Services - (continued)
1,759,993(a)	WCA Waste Corp. (WCA Waste Systems, Inc.), Term Loan, 4.0%, 3/23/18	$ 1,753,393
		$ 6,669,245
	Human Resource & Employment Services - 0.2%
661,544(a)	On Assignment, Inc., Initial Term B Loan, 3.75%, 6/3/22	$ 662,366
	Research & Consulting Services - 0.3%
830,376(a)	Wyle Services Corp., Term Loan, 5.0%, 5/23/21	$ 828,647
	Security & Alarm Services - 1.3%
1,004,212(a)	Allied Security Holdings LLC, Second Lien Closing Date Term Loan, 4.25%, 2/12/21	$ 1,002,956
119,285(a)	Garda Security, Term B Delayed Draw Loan, 5.25%, 11/6/20	118,129
466,295(a)	Garda Security, Term B Loan, 5.25%, 11/6/20	461,778
1,166,624(a)	GEO Group, Inc., Term Loan, 3.25%, 4/3/20	1,168,812
1,120,050(a)	Protection One, Inc., 2012 Term Loan, 5.0%, 7/1/21	1,121,450
		$ 3,873,125
	Total Commercial & Professional Services	$ 17,701,068

	CONSUMER DURABLES & APPAREL - 2.9%
	Home Furnishings - 1.0%
1,867,406(a)	Serta Simmons Holdings LLC, Term Loan, 4.25%, 10/1/19	$ 1,869,852
1,147,594(a)	Tempur Pedic International, Inc., New Term Loan B, 3.5%, 3/18/20	1,149,736
		$ 3,019,588
	Homebuilding - 0.1%
1,000,000(b)(c)(c)	WAICCS Las Vegas 3 LLC, First Lien Term Loan, 7.75%, 7/30/09	$ 450,000
4,500,000(b)(c)(c)	WAICCS Las Vegas 3 LLC, Second Lien Term Loan, 13.25%, 7/30/09	248
		$ 450,248
	Housewares & Specialties - 1.5%
1,004,125(a)	Prestige Brands, Inc., Term B-3 Loan, 5.0%, 9/3/21	$ 1,004,125
2,219,391(a)	Reynolds Group Holdings, Inc., Incremental US Term Loan, 4.5%, 12/1/18	2,223,552
1,562,391(a)	World Kitchen LLC, US Term Loan, 5.5%, 3/4/19	1,562,391
		$ 4,790,068
	Leisure Products - 0.3%
600,000(a)	Bombardier Recreational Products, Inc., Term B Loan, 3.75%, 1/30/19	$ 600,249
414,781(a)	Marine Acquisition Corp., Term Loan, 5.25%, 1/30/21	416,510
		$ 1,016,759
	Total Consumer Durables & Apparel	$ 9,276,663

	CONSUMER SERVICES - 9.5%
	Casinos & Gaming - 1.6%
1,045,654(a)	CityCenter Holdings LLC, Term B Loan, 4.25%, 10/16/20	$ 1,046,868
700,000(a)	Eldorado Resorts, Inc., Initial Term Loan, 4.25%, 7/25/22	702,179
1,462,500(a)	MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.5%, 12/20/19	1,452,598
1,940,250(a)	Scientific Games International, Inc., Initial Term B-2 Loan, 6.0%, 10/1/21	1,922,869
		$ 5,124,514
	Education Services - 1.5%
3,440,525(a)	Bright Horizons Family Solutions LLC, Term B Loan, 5.0%, 1/30/20	$ 3,443,292
1,465,837(a)	Laureate Education, Inc., Series 2018 Extended Term Loan, 5.0%, 6/15/18	1,319,253
		$ 4,762,545
	Hotels, Resorts & Cruise Lines - 0.4%
569,079(a)	Hilton Worldwide Finance LLC, Initial Term Loan, 3.5%, 10/26/20	$ 569,211
522,375(a)	NCL Corp., Ltd., Term B Loan, 4.0%, 11/19/21	523,350
		$ 1,092,561
	Internet Software & Services - 0.3%
972,563(a)	Sabre, Inc., Term B Loan, 4.0%, 2/19/19	$ 972,461
	Leisure Facilities - 1.6%
850,457(a)	Cedar Fair LP, US Term Facility, 3.25%, 3/6/20	$ 855,108
2,227,500(a)	Fitness International LLC, Term B Loan, 5.5%, 7/1/20	2,132,136
615,000(a)	Life Time Fitness, Inc., Closing Date Term Loan, 4.25%, 6/10/22	610,964
1,500,000(a)	Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.5%, 6/30/22	1,504,445
		$ 5,102,653

Principal Amount USD ($)		Value
	Restaurants - 2.2%
758,978(a)	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-2 Loan, 3.75%, 12/10/21	$ 759,531
2,253,727(a)	Landry's, Inc. (fka Landry's Restaurants, Inc.), Term Loan B, 4.0%, 4/24/18	2,262,782
1,765,688(a)	NPC International, Inc., Term Loan, 4.0%, 12/28/18	1,752,445
1,985,000(a)	Red Lobster Management LLC, First Lien Initial Term Loan, 6.25%, 7/28/21	2,000,715
		$ 6,775,473
	Specialized Consumer Services - 1.9%
2,487,500(a)	Creative Artists Agency LLC, Initial Term Loan, 5.5%, 12/17/21	$ 2,513,308
1,485,000(a)	Genex Holdings, Inc., First Lien Term B Loan, 5.25%, 5/28/21	1,492,425
1,750,000(a)	KC MergerSub, Inc., First Lien Initial Term Loan, 6.0%, 8/12/22	1,723,750
384,795(a)	Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.0%, 4/2/20	196,406
		$ 5,925,889
	Total Consumer Services	$ 29,756,096

	DIVERSIFIED FINANCIALS - 4.7%
	Asset Management & Custody Banks - 0.5%
1,510,087(a)	Vistra Group Ltd., USD Term Loan, 4.75%, 7/21/22	$ 1,513,862
	Consumer Finance - 0.4%
1,382,500(a)	Trans Union LLC, Term B-2 Loan, 3.75%, 4/9/21	$ 1,373,859
	Investment Banking & Brokerage - 0.9%
1,198,071(a)	Duff & Phelps Corp., Initial Term Loan, 4.75%, 4/23/20	$ 1,199,569
736,875(a)	Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 4.25%, 7/22/20	740,790
104,772(a)	LPL Holdings, Inc., 2013 Incremental Tranche B Term Loan, 3.25%, 3/29/19	104,497
750,000(a)	MJ Acquisition Corp., Term Loan, 4.0%, 6/1/22	749,522
		$ 2,794,378
	Other Diversified Financial Services - 2.5%
449,643(a)	CTI Foods Holding Co., LLC, First Lien Term Loan, 4.5%, 6/29/20	$ 444,304
1,000,000(a)	CTI Foods Holding Co., LLC, Second Lien Term Loan, 8.25%, 6/28/21	980,000
325,000(a)	Delos Finance S.a.r.l., Term Loan, 3.5%, 3/6/21	325,203
823,415(a)	Fly Funding II S.a.r.l., Term Loan, 3.5%, 8/9/19	820,841
2,009,000(a)	Livingston International, Inc., First Lien Initial Term B-1 Loan, 5.0%, 4/18/19	1,968,820
2,537,921(a)	Nord Anglia Education Finance LLC, Initial Term Loan, 4.5%, 3/31/21	2,529,990
787,459(a)	Ship Luxco 3 S.a.r.l. (RBS Worldpay), Facility B2A, 5.25%, 11/29/19	792,380
		$ 7,861,538
	Specialized Finance - 0.4%
746,250(a)	DBRS, Ltd., Initial Term Loan, 6.25%, 3/4/22	$ 749,981
325,000(a)	Royal Holdings, Inc., Second Lien Initial Term Loan, 8.5%, 6/19/23	324,188
		$ 1,074,169
	Total Diversified Financials	$ 14,617,806

	ENERGY - 4.1%
	Coal & Consumable Fuels - 0.1%
222,015(a)	Foresight Energy LLC, Term Loan, 5.5%, 8/21/20	$ 210,914
783,333(a)	PT Bumi Resources Tbk, Term Loan, 18.153%, 11/7/15	293,750
		$ 504,664
	Integrated Oil & Gas - 1.0%
1,450,000(a)	Chief Exploration & Development LLC, Second Lien Term Loan, 7.5%, 5/16/21	$ 1,269,958
199,550(a)	Glenn Pool Oil & Gas Trust 1, Term Loan, 4.5%, 5/2/16	199,051
1,500,000(a)	TerraForm AP Acquisition Holdings LLC, Term Loan, 5.0%, 6/26/22	1,492,500
		$ 2,961,509
	Oil & Gas Drilling - 0.8%
2,500,000(a)	Jonah Energy LLC, Second Lien Initial Term Loan, 7.5%, 5/12/21	$ 2,100,000
126,180(a)	Offshore Group Investment, Ltd. (Vantage Delaware Holdings LLC), Second Lien Term Loan, 5.75%, 3/28/19	58,358
410,806(a)	Pacific Drilling SA, Term Loan, 4.5%, 6/3/18	299,546
		$ 2,457,904
	Oil & Gas Equipment & Services - 0.5%
1,664,151(a)	FR Dixie Acquisition Corp., Term Loan, 5.75%, 12/18/20	$ 1,339,642

Principal Amount USD ($)		Value
	Oil & Gas Equipment & Services - (continued)
679,229(a)	Templar Energy LLC, Second Lien New Term Loan, 8.5%, 11/25/20	$ 326,030
		$ 1,665,672
	Oil & Gas Exploration & Production - 0.7%
1,516,667(a)	EP Energy LLC, Tranche B-3 Term Loan, 3.5%, 5/24/18	$ 1,445,258
91,773(a)	Fieldwood Energy LLC, Closing Date Second Lien Term Loan, 8.375%, 9/30/20	35,027
885,612(a)	Fieldwood Energy LLC, Closing Date Term Loan, 3.875%, 10/1/18	778,231
		$ 2,258,516
	Oil & Gas Refining & Marketing - 0.8%
1,271,706(a)	Pilot Travel Centers LLC, Initial Tranche B Term Loan, 4.25%, 10/1/21	$ 1,281,715
1,145,980(a)	Western Refining, Inc., Term Loan 2013, 4.25%, 11/12/20	1,142,757
		$ 2,424,472
	Oil & Gas Storage & Transportation - 0.2%
693,000(a)	Southcross Energy Partners LP, Initial Term Loan, 5.25%, 8/4/21	$ 658,350
	Total Energy	$ 12,931,087

	FOOD & STAPLES RETAILING - 2.1%
	Drug Retail - 0.5%
1,727,550(a)	Hearthside Group Holdings LLC, Term Loan, 4.5%, 6/2/21	$ 1,730,207
	Food Distributors - 0.8%
2,450,046(a)	Mill US Acquisition, First Lien Term Loan, 5.0%, 7/3/20	$ 2,447,290
	Food Retail - 0.8%
1,975,415(a)	Albertson's LLC, Term B-2 Loan, 5.375%, 3/21/19	$ 1,979,676
497,500(a)	Packers Holdings LLC, Term Loan, 5.0%, 12/2/21	500,298
		$ 2,479,974
	Total Food & Staples Retailing	$ 6,657,471

	FOOD, BEVERAGE & TOBACCO - 2.1%
	Packaged Foods & Meats - 2.1%
839,918(a)	AdvancePierre Foods, Inc., First Lien Term Loan, 5.75%, 7/10/17	$ 842,748
1,198,284(a)	Boulder Brands, Inc. (fka Smart Balance, Inc.), Term Loan, 4.5%, 7/9/20	1,180,809
1,000,000(a)	Del Monte Foods, Inc., Second Lien Initial Term Loan, 8.25%, 8/18/21	905,000
1,945,801(a)	Pinnacle Foods Finance LLC, New Term Loan G, 3.0%, 4/29/20	1,938,353
294,279(a)	Post Holdings, Inc., Series A Incremental Term Loan, 3.75%, 6/2/21	294,437
1,488,750(a)	Shearer's Foods LLC, First Lien Term Loan, 4.5%, 6/30/21	1,482,237
		$ 6,643,584
	Total Food, Beverage & Tobacco	$ 6,643,584

	HEALTH CARE EQUIPMENT & SERVICES - 12.1%
	Health Care Equipment - 1.2%
696,474(a)	Accellent, Inc., Initial First Lien Term Loan, 4.5%, 3/12/21	$ 693,426
1,759,000(a)	Accellent, Inc., Second Lien Term Loan, 7.5%, 3/11/22	1,767,795
869,032(a)	Kinetic Concepts, Inc., Dollar E-1 Term Loan, 4.5%, 5/4/18	869,498
725,000(a)	Physio-Control International, Inc., First Lien Initial Term Loan, 5.5%, 6/6/22	726,812
		$ 4,057,531
	Health Care Facilities - 2.0%
693,000(a)	AmSurg Corp., Initial Term Loan, 3.5%, 7/16/21	$ 693,816
300,913(a)	CHS/Community Health Systems, Inc., Incremental 2018 Term F Loan, 3.448%, 12/31/18	300,944
282,397(a)	CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan, 3.75%, 12/31/19	282,529
519,602(a)	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 4.0%, 1/27/21	521,386
1,580,597(a)	Iasis Healthcare LLC, Term B-2 Loan, 4.5%, 5/3/18	1,585,208
1,077,375(a)	Kindred Healthcare, Inc., Incremental Term Loan, 4.25%, 4/9/21	1,080,729
1,554,173(a)	Regionalcare Hospital Partners, Inc., First Lien Term Loan, 5.25%, 4/23/19	1,543,488
423,877(a)	Select Medical Corp., Series E, Tranche B Term Loan, 3.75%, 6/1/18	423,609
		$ 6,431,709
	Health Care Services - 5.7%
568,204(a)	AccentCare, Inc., Term Loan, 6.5%, 12/22/16	$ 558,734
1,121,650(a)	Alliance Healthcare Services, Inc., Initial Term Loan, 4.25%, 6/3/19	1,120,248
267,625(a)	Ardent Legacy Acquisitions, Inc. (Ardent Mergeco LLC), Term Loan, 6.5%, 7/31/21	268,963
375,000(a)	Bioscrip, Inc., Delayed Term Loan, 6.5%, 7/31/20	358,125
625,000(a)	Bioscrip, Inc., Initial Term B Loan, 6.25%, 7/31/20	596,875

Principal Amount USD ($)		Value
	Health Care Services - (continued)
865,683(a)	BSN Medical Luxembourg Holding S.a.r.l. (P & F Capital), Facility Term Loan B-1A, 4.0%, 8/28/19	$ 865,683
1,099,951(d)	CCS Medical, Inc., Second Lien Term Loan, 12.25% (7.0% PIK 5.25% cash), 3/31/16	192,491
880,094(a)	DaVita HealthCare Partners, Inc., Term Loan B2, 3.5%, 6/24/21	880,920
1,170,023(a)	Emergency Medical Services Corp., Initial Term Loan, 4.0%, 5/25/18	1,170,754
350,000(a)	Genoa Healthcare Co., LLC, Initial First Lien Term Loan, 4.5%, 4/29/22	350,109
750,000(a)	Global Healthcare Exchange LLC, Initial Term Loan, 5.5%, 8/13/22	751,875
1,000,000(a)	HC Group Holdings III, Inc., Initial Term Loan, 6.0%, 4/7/22	1,004,167
1,256,594(a)	National Mentor Holdings, Inc., Tranche B Term Loan, 4.25%, 1/31/21	1,253,846
355,555(a)	National Surgical Hospitals, Inc., Term Loan, 4.5%, 6/1/22	356,777
694,763(a)	NVA Holdings, Inc., First Lien Term Loan, 4.75%, 8/14/21	695,487
912,500(a)	Pharmaceutical Product Development, First Lien Term B Loan, 4.25%, 8/6/22	908,888
1,864,028(d)	Rural/Metro Operating Co., LLC, First Lien Term Loan, 9.0% (1.0% PIK 8.0% cash), 6/30/18	1,873,348
1,524,237(a)	Steward Health Care System LLC, Term Loan, 6.75%, 4/10/20	1,509,947
995,000(a)	Surgery Center Holdings, Inc., Initial Term Loan, 5.25%, 11/3/20	995,777
1,423,271(a)	US Renal Care, Inc., Tranche B-2 First Lien Term Loan, 4.25%, 7/3/19	1,421,492
593,754(a)	Valitas Health Services, Inc., Term Loan B, 6.0%, 6/2/17	585,590
		$ 17,720,096
	Health Care Supplies - 1.1%
1,050,000(a)	Alere, Inc., Term Loan B, 4.25%, 6/20/22	$ 1,050,507
434,647(a)	Halyard Health, Inc., Term Loan, 4.0%, 11/1/21	436,369
926,358(a)	Immucor, Inc. (fka IVD Acquisition Corp.), Term B-2 Loan, 5.0%, 8/19/18	925,972
840,000(a)	Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4.25%, 5/16/22	838,950
		$ 3,251,798
	Health Care Technology - 1.9%
1,250,000(a)	ConvaTec, Inc., Dollar Term Loan, 4.25%, 6/15/20	$ 1,250,000
2,055,915(a)	Emdeon, Inc., Term B-2 Loan, 3.75%, 11/2/18	2,054,202
198,500(a)	Emdeon, Inc., Term B-3 Loan, 3.75%, 11/2/18	197,962
445,700(a)	MedAssets, Inc., Term B Loan, 4.0%, 12/13/19	444,586
990,117(a)	Medical Card System, Inc., Term Loan, 12.0%, 3/17/17	950,512
1,099,771(a)	Truven Health Analytics, Inc., Tranche B Term Loan, 4.5%, 6/6/19	1,096,679
		$ 5,993,941
	Managed Health Care - 0.2%
446,775(a)	MMM Holdings, Inc., MMM Term Loan, 9.75%, 12/12/17	$ 347,368
324,804(a)	MSO of Puerto Rico, Inc., Term Loan, 9.75%, 12/12/17	252,535
		$ 599,903
	Total Health Care Equipment & Services	$ 38,054,978

	HOUSEHOLD & PERSONAL PRODUCTS - 3.0%
	Household Products - 1.8%
1,777,778(a)	Dollar Tree, Inc., Term B-1 Loan, 3.5%, 7/6/22	$ 1,781,474
898,448(a)	Spectrum Brands, Inc., USD Term Loan, 5.25%, 6/23/22	900,694
1,455,495(a)	SRAM LLC, First Lien Term Loan, 5.25%, 4/10/20	1,408,192
1,000,000(a)	Waddington North America, Inc., Term Loan 2013, 8.5%, 12/7/20	1,008,750
74,515(a)	Wash MultiFamily Parent, Inc., First Lien Initial Canadian Term Loan, 4.25%, 5/16/22	74,235
425,485(a)	Wash MultiFamily Parent, Inc., First Lien Initial US Term Loan, 4.25%, 5/16/22	423,890
		$ 5,597,235
	Personal Products - 0.9%
2,094,571(a)	NBTY, Inc., B-2 Term Loan, 3.5%, 10/1/17	$ 2,084,972
800,000(a)	Party City Holdings, Inc., Term Loan, 4.25%, 8/19/22	800,625
		$ 2,885,597

Principal Amount USD ($)		Value
	Security & Alarm Services - 0.3%
1,058,021(a)	Monitronics International, Inc., 2013 Term Loan B, 4.25%, 3/23/18	$ 1,056,037
	Total Household & Personal Products	$ 9,538,869

	INSURANCE - 2.6%
	Insurance Brokers - 0.3%
992,502(a)	National Financial Partners Corp., 2014 Specified Refinancing Term Loan, 4.5%, 7/1/20	$ 982,267
	Multi-Line Insurance - 0.1%
364,633(a)	Alliant Holdings I LLC, Term Loan B, 4.5%, 7/27/22	$ 364,314
	Property & Casualty Insurance - 2.2%
2,411,739(a)	Confie Seguros Holding II Co., First Lien Term Loan B, 5.75%, 11/9/18	$ 2,417,768
500,000(a)	Confie Seguros Holding II Co., Second Lien Term Loan, 10.25%, 5/8/19	497,500
1,995,000(a)	Hyperion Insurance Group, Ltd., Initial Term Loan, 5.5%, 4/29/22	2,004,975
1,925,884(a)	USI, Inc., Initial Term Loan, 4.25%, 12/27/19	1,921,370
		$ 6,841,613
	Total Insurance	$ 8,188,194

	MATERIALS - 16.1%
	Aluminum - 1.6%
1,339,988(a)	Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/19	$ 937,154
2,175,000(a)	Novelis, Inc., New Term Loan, 4.0%, 6/2/22	2,153,024
1,871,500(a)	Turbocombustor Technology, Inc., Initial Term Loan, 5.5%, 12/2/20	1,829,391
		$ 4,919,569
	Commodity Chemicals - 1.5%
631,825(a)	Axiall Holdco, Inc., Term Loan B, 4.0%, 2/28/22	$ 632,089
1,805,479(a)	AZ Chem US, Inc., First Lien Initial Term Loan, 5.75%, 6/11/21	1,804,210
1,641,750(a)	Eco Services Operations LLC, First Lien Term Loan, 4.75%, 12/1/21	1,637,646
807,562(a)	Tronox Pigments (Netherlands) BV, Closing Date Term Loan, 4.25%, 3/19/20	763,045
		$ 4,836,990
	Construction Materials - 0.2%
595,500(a)	Penn Engineering & Manufacturing Corp., Incremental Tranche B Term Loan, 4.0%, 8/27/21	$ 596,617
	Diversified Chemicals - 2.0%
1,769,793(a)	Axalta Coating Systems Dutch Holding B BV & Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 3.75%, 2/1/20	$ 1,767,489
1,819,250(a)	Nexeo Solutions LLC, Initial Term Loan, 5.0%, 9/8/17	1,773,769
694,750(a)	Orion Engineered Carbons GmbH (OEC Finance US LLC), Initial Dollar Term Loan, 5.0%, 7/25/21	697,355
269,062(a)	Oxea Finance & Cy SCA (Oxea Finance LLC), First Lien Tranche B-2 Term Loan, 4.25%, 1/15/20	263,232
1,835,000(a)	Univar USA, Inc., Initial Dollar Term Loan, 4.25%, 7/1/22	1,822,384
		$ 6,324,229
	Diversified Metals & Mining - 1.9%
2,169,563(a)	Chemstralia Pty, Ltd. (Chemstralia Finco LLC), Initial Term Loan, 7.25%, 2/28/22	$ 2,180,410
2,210,150(a)	FMG Resources (August 2006) Pty, Ltd. (FMG America Finance, Inc.), Term Loan, 3.75%, 6/30/19	1,794,825
987,500(a)	Hi-Crush Partners LP, Advance, 4.75%, 4/28/21	938,125
1,008,420(a)	US Silica Co., Term Loan, 4.0%, 7/23/20	945,394
		$ 5,858,754
	Fertilizers & Agricultural Chemicals - 0.5%
1,750,000(a)	Methanol Holdings (Trinidad), Ltd. (Methanol Holdings (Delaware) LLC), Initial Term Loan, 4.25%, 6/30/22	$ 1,720,425
	Metal & Glass Containers - 1.8%
1,503,350(a)	BWay Intermediate Co., Inc., Initial Term Loan, 5.5%, 8/14/20	$ 1,504,289
800,000(a)	Prolampac Intermediate, Inc., First Lien Term B Loan, 5.0%, 7/23/22	798,000
1,287,735(a)	Tank Holding Corp., Initial Term Loan, 6.5%, 3/16/22	1,285,321
1,950,000(a)	Tekni-Plex, Inc., USD Term Loan, 4.5%, 6/1/22	1,948,050
		$ 5,535,660
	Paper Packaging - 1.1%
1,343,250(a)	Caraustar Industries, Inc., Incremental Term Loan, 8.0%, 5/1/19	$ 1,344,257
161,248(a)	Caraustar Industries, Inc., Term Loan, 8.0%, 5/1/19	161,369
1,221,938(a)	Onex Wizard Acquisition Co. I S.a.r.l. (aka SIG Combibloc Group), Term Loan, 4.25%, 3/11/22	1,223,381

Principal Amount USD ($)		Value
	Paper Packaging - (continued)
820,793(a)	Pro Mach Group, Inc., First Lien Dollar Term Loan, 4.75%, 10/22/21	$ 824,897
		$ 3,553,904
	Paper Products - 2.1%
1,915,075(a)	Appvion, Inc., Term Commitment, 5.75%, 6/28/19	$ 1,804,958
481,221(a)	Exopack Holdings SA, USD Term Loan, 4.5%, 5/8/19	480,318
500,000(a)	Ranpak Corp., Second Lien Initial Term Loan, 8.25%, 10/3/22	498,125
213,390(a)	Ranpak Corp., Tranche B-1 USD Term Loan, 4.25%, 10/1/21	212,857
3,456,689(a)	Wausau Paper Corp., Term Loan, 6.5%, 7/30/20	3,463,129
		$ 6,459,387
	Specialty Chemicals - 1.9%
349,487(a)	Chemtura Corp., New Term Loan, 3.5%, 8/29/16	$ 349,341
1,786,500(a)	Ferro Corp., Term Loan, 4.0%, 7/30/21	1,782,034
150,051(a)	Huntsman International LLC, 2015 Extended Term B Dollar Loan, 3.242%, 4/19/19	149,958
992,405(a)	Macdermid, Inc., First Lien Tranche B Term Loan, 4.5%, 6/7/20	991,338
597,000(a)	Macdermid, Inc., Tranche B-2 Term Loan, 4.75%, 6/7/20	597,213
1,950,000(a)	PQ Corp., 2014 Term Loan, 4.0%, 8/7/17	1,948,781
		$ 5,818,665
	Steel - 1.5%
2,005,556(a)	Atkore International, Inc., First Lien Initial Term Loan, 4.5%, 4/9/21	$ 1,925,334
1,364,688(a)	Essar Steel Algoma, Inc., Initial Term Loan, 7.5%, 8/16/19	1,214,572
869,283(a)	JMC Steel Group, Inc., Term Loan, 4.75%, 4/1/17	864,393
658,963(a)	TMS International Corp., Term B Loan, 4.5%, 10/16/20	655,943
		$ 4,660,242
	Total Materials	$ 50,284,442

	MEDIA - 14.8%
	Advertising - 1.5%
3,073,224(a)	Affinion Group, Inc., Tranche B Term Loan, 6.75%, 4/30/18	$ 2,916,818
1,998,750(a)	Crossmark Holdings, Inc., First Lien Term Loan, 4.5%, 12/20/19	1,763,897
		$ 4,680,715
	Broadcasting - 4.4%
414,700(a)	CBS Outdoor Americas Capital LLC (CBS Outdoor Americas Capital Corp.), Term Loan, 3.0%, 2/1/21	$ 413,447
633,600(a)	Checkout Holding Corp., First Lien Term B Loan, 4.5%, 4/9/21	551,232
1,000,000(a)	Checkout Holding Corp., Second Lien Initial Loan, 7.75%, 4/11/22	690,000
296,518(a)	Entercom Radio LLC, Term B-2 Loan, 4.0%, 11/23/18	296,749
532,752(a)	Gray Television, Inc., Initial Term Loan, 3.75%, 6/13/21	532,863
912,153(a)	Hubbard Radio LLC, Term Loan, 4.25%, 5/27/22	910,728
1,701,875(a)	MCC Iowa LLC, Tranche G Term Loan, 4.0%, 1/20/20	1,704,002
1,881,600(a)	MCC Iowa LLC, Tranche H Term Loan, 3.25%, 1/29/21	1,865,512
2,109,107(a)	NEP/NCP Holdco, Inc., Incremental First Lien Term Loan, 4.25%, 1/22/20	2,086,434
729,162(a)	Salem Communications Corp., Term Loan, 4.5%, 3/13/20	728,935
1,000,000(a)	Sinclair Television Group, Inc., Incremental Tranche B-1 Term Loan, 3.5%, 7/30/21	995,000
1,018,193(a)	Sinclair Television Group, Inc., Tranche B Term Loan, 3.0%, 4/9/20	1,006,738
2,156,482(a)	Univision Communications, Inc., Replacement First Lien Term Loan, 4.0%, 3/1/20	2,145,699
		$ 13,927,339
	Cable & Satellite - 4.3%
2,552,327(a)	Cequel Communications LLC, Term Loan, 3.5%, 2/14/19	$ 2,543,554
2,004,100(a)	Charter Communications Operating LLC, Term F Loan, 3.0%, 1/3/21	1,990,144
2,679,750(a)	Endemol, Term Loan, 6.75%, 8/13/21	2,629,505
247,500(a)	Learfield Communications, Inc., First Lien 2014 Replacement Term Loan, 4.5%, 10/9/20	247,655
685,000(a)	Learfield Communications, Inc., Initial Second Lien Term Loan, 8.75%, 10/8/21	684,144
3,397,996(a)	Telesat Canada, US Term B-2 Loan, 3.5%, 3/28/19	3,387,377
2,027,797(a)	WideOpenWest Finance LLC, Replacement Term B Loan, 4.5%, 4/1/19	2,027,617
		$ 13,509,996
	Movies & Entertainment - 2.1%
1,160,877(a)	AMC Entertainment, Inc., Initial Term Loan, 3.5%, 4/30/20	$ 1,160,727

Principal Amount USD ($)		Value
	Movies & Entertainment - (continued)
500,000(a)	CDS US Intermediate Holdings, Inc. (Cirque Du Soleil Canada, Inc.), First Lien Initial Term Loan, 5.0%, 7/8/22	$ 501,615
1,000,000(a)	CDS US Intermediate Holdings, Inc. (Cirque Du Soleil Canada, Inc.), Second Lien Initial Term Loan, 10.5%, 7/10/23	993,333
404,974(a)	Cinedigm Digital Funding I LLC, Term Loan, 3.75%, 2/28/18	405,480
779,412(a)	Kasima LLC, Term Loan, 3.25%, 5/17/21	778,112
1,078,000(a)	Seminole Hard Rock Entertainment, Inc., Term Loan B, 3.5%, 5/14/20	1,071,262
1,677,295(a)	WMG Acquisitions Corp., Tranche B Refinancing Term Loan, 3.75%, 7/1/20	1,649,829
		$ 6,560,358
	Publishing - 2.5%
1,600,783(a)	Cengage Learning Acquisitions, Inc., Term Loan, 7.0%, 3/31/20	$ 1,602,951
700,000(a)	Houghton Mifflin Holdings, Inc., Term Loan, 4.0%, 5/28/21	694,750
531,912(a)	Interactive Data Corp., Term Loan, 4.75%, 5/2/21	532,378
274,925(a)	Lee Enterprises, Inc., First Lien Term Loan, 7.25%, 3/31/19	276,300
1,464,010(a)	McGraw-Hill Global Education Holdings LLC, Term B Loan Refinancing, 4.75%, 3/22/19	1,472,245
1,846,875(a)	McGraw-Hill School Education Holdings LLC, Term B Loan, 6.25%, 12/18/19	1,852,262
1,396,500(a)	Springer SBM Two GmbH, Initial Term B9 Loan, 4.75%, 8/14/20	1,394,754
		$ 7,825,640
	Total Media	$ 46,504,048

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.4%
	Biotechnology - 0.9%
916,649(a)	Alkermes, Inc., 2019 Term Loan, 3.5%, 9/25/19	$ 916,266
2,000,000(a)	Lantheus Medical Imaging, Inc., Term Loan, 7.0%, 6/30/22	1,972,500
		$ 2,888,766
	Life Sciences Tools & Services - 0.6%
2,000,000(a)	Albany Molecular Research, Inc., Term Loan B, 5.75%, 7/14/21	$ 1,995,000
	Pharmaceuticals - 1.9%
500,000(a)	Concordia Healthcare Corp., Initial Term Loan, 4.75%, 4/21/22	$ 501,250
312,365(a)	Endo Luxembourg Finance Company I S.a r.l., Term Loan B, 3.75%, 6/24/22	312,878
1,453,233(a)	Par Pharmaceutical, Inc., Term B-2 Loan, 4.0%, 9/30/19	1,453,529
1,064,250(a)	Patheon, Inc., Term Loan, 4.25%, 3/11/21	1,055,603
969,723(a)	Pharmedium Healthcare Corp., First Lien Initial Term Loan, 4.25%, 1/28/21	962,046
852,793(a)	Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 3.75%, 12/11/19	851,661
639,595(a)	Valeant Pharmaceuticals International, Inc., Series D-2 Term Loan B, 3.5%, 2/13/19	639,195
		$ 5,776,162
	Total Pharmaceuticals, Biotechnology & Life Sciences	$ 10,659,928

	REAL ESTATE - 2.4%
	Real Estate Services - 1.0%
2,005,559(a)	Altisource Solutions S.a.r.l, Term Loan B, 4.5%, 12/9/20	$ 1,794,975
1,414,616(a)	GCA Services Group, Inc., First Lien Term Loan, 4.25%, 11/1/19	1,410,638
		$ 3,205,613
	Retail REIT - 0.8%
772,280(a)	DTZ US Borrower LLC, Delayed Draw Term Loan, 5.5%, 11/4/21	$ 767,775
500,000(a)	DTZ US Borrower LLC, First Lien Initial Term Loan, 4.25%, 11/4/21	496,485
1,000,000(a)	DTZ US Borrower LLC, Second Lien Initial Term Loan, 9.25%, 11/4/22	1,007,708
		$ 2,271,968
	Specialized REITs - 0.6%
2,000,000(a)	Communications Sales & Leasing, Inc. (CSL Capital LLC), Term Loan, 5.0%, 10/24/22	$ 1,925,000
	Total Real Estate	$ 7,402,581

Principal Amount USD ($)		Value
	RETAILING - 3.3%
	Apparel Retail - 0.9%
1,125,000(a)	Hudson's Bay Co., Term Loan B, 4.75%, 8/14/22	$ 1,128,282
1,000,000(a)	JBS USA LLC, Term Loan, 4.0%, 8/18/22	998,125
785,227(a)	Men's Wearhouse, Inc., Term Loan B, 4.5%, 6/18/21	788,049
		$ 2,914,456
	Automobiles & Components - 0.5%
1,530,892(a)	CWGS Group LLC, Term Loan, 5.25%, 2/20/20	$ 1,538,546
	Automotive Retail - 0.3%
975,000(a)	Hertz Corp., Tranche B-1 Term Loan, 3.75%, 3/11/18	$ 972,563
	Computer & Electronics Retail - 0.5%
197,500(a)	Rent-A-Center, Inc., 2014 Term Loan, 3.75%, 3/19/21	$ 197,253
1,557,034(a)	Targus Group International, Inc., Term Loan, 14.75%, 5/24/16	1,261,197
		$ 1,458,450
	Home Improvement Retail - 0.2%
733,125(a)	Apex Tool Group LLC, Term Loan, 4.5%, 1/31/20	$ 712,048
	Specialty Stores - 0.9%
1,995,000(a)	Petsmart, Inc., Tranche B-1 Loan, 4.25%, 3/11/22	$ 1,994,433
750,000(a)	Staples, Inc., First Lien Term Loan, 2.75%, 4/23/21	748,071
		$ 2,742,504
	Total Retailing	$ 10,338,567

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
	Semiconductor Equipment - 0.4%
645,927(a)	Entegris, Inc., Tranche B Term Loan, 3.5%, 4/30/21	$ 642,698
442,765(a)	VAT Lux II S.a.r.l., Term Loan, 4.25%, 2/11/21	442,765
		$ 1,085,463
	Semiconductors - 0.8%
1,760,387(a)	M/A-COM Technology Solutions Holdings, Inc., Initial Term Loan, 4.5%, 5/7/21	$ 1,760,387
823,871(a)	Microsemi Corp., Term Loan, 3.25%, 2/19/20	820,781
		$ 2,581,168
	Total Semiconductors & Semiconductor Equipment	$ 3,666,631

	SOFTWARE & SERVICES - 10.8%
	Application Software - 4.6%
993,574(a)	Applied Systems, Inc., First Lien Term Loan, 4.25%, 1/25/21	$ 992,332
988,007(a)	Applied Systems, Inc., Second Lien Term Loan, 7.5%, 1/24/22	986,524
238,505(a)	DealerTrack Technologies, Inc., Term Loan, 3.5%, 2/28/21	238,055
980,745(a)	Epiq Systems, Inc., Term Loan, 4.5%, 8/27/20	978,293
1,125,183(a)	Expert Global Solutions, Inc., Advance First Lien Term Loan B, 9.5%, 4/3/18	1,127,059
1,047,698(a)	Infor (US), Inc., Tranche B-5 Term Loan, 3.75%, 6/3/20	1,019,733
307,942(a)	Informatica Corp., First Lien Term B Loan, 4.5%, 5/20/22	306,556
1,515,097(a)	Nuance Communications, Inc., Term Loan C, 2.95%, 8/7/19	1,505,627
1,938,295(a)	Serena Software, Inc., Term Loan, 7.5%, 4/14/20	1,945,967
1,056,648(a)	STG-Fairway Acquisitions, Inc., First Lien Term Loan, 6.25%, 6/30/22	1,055,327
1,411,935(a)	Verint Systems, Inc., Tranche B Incremental Term Loan, 3.5%, 9/6/19	1,411,582
1,000,000(a)	Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/27/17	1,012,500
1,845,991(a)	Vertafore, Inc., Term Loan, 4.25%, 10/3/19	1,846,183
		$ 14,425,738
	Data Processing & Outsourced Services - 0.7%
1,000,000(a)	First Data Corp., 2018 B Second New Term Loan, 3.7%, 9/24/18	$ 995,000
1,187,493(a)	First Data Corp., 2018 Dollar Term Loan, 3.7%, 3/23/18	1,182,390
		$ 2,177,390
	Home Entertainment Software - 0.4%
1,262,589(a)	MA Financeco LLC, Initial Tranche B Term Loan, 5.25%, 11/19/21	$ 1,266,422
	Internet Software & Services - 0.7%
1,525,634(a)	Vocus Valor Companies, Inc., First Lien Initial Term Loan, 6.0%, 5/30/21	$ 1,518,643
493,679(a)	Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 3.75%, 5/6/21	491,797
		$ 2,010,440
	IT Consulting & Other Services - 3.2%
1,641,341(a)	Booz Allen Hamilton, Inc., Initial Tranche B Term Loan, 3.75%, 7/31/19	$ 1,646,471
3,465,000(a)	Evergreen Skills Lux S.a.r.l., First Lien Initial Term Loan, 5.75%, 4/28/21	3,328,566
1,000,000(a)	Evergreen Skills Lux S.a.r.l., Second Lien Initial Term Loan, 9.25%, 4/28/22	891,667

Principal Amount USD ($)		Value
	IT Consulting & Other Services - (continued)
485,637(a)	Kronos, Inc., First Lien Incremental Term Loan, 4.5%, 10/30/19	$ 486,668
698,250(a)	Science Applications International Corp., Incremental Tranche B Loan, 3.75%, 5/4/22	701,305
1,375,000(a)	Sitel Worldwide Corp., First Lien Term B-1 Loan, 6.5%, 8/20/21	1,365,547
1,687,991(a)	SunGuard Data Systems, Inc., Tranche C Term Loan, 3.941%, 2/28/17	1,689,881
		$ 10,110,105
	Systems Software - 1.2%
1,243,750(a)	AVG Technologies NV (AVG Corporate Services BV), Term Loan, 5.75%, 10/15/20	$ 1,251,523
1,262,250(a)	MSC.Software Corp., Term Loan, 5.0%, 5/29/20	1,246,472
1,257,760(a)	Rovi Solutions Corp., Term B Loan, 3.75%, 7/2/21	1,222,124
		$ 3,720,119
	Total Software & Services	$ 33,710,214

	TECHNOLOGY HARDWARE & EQUIPMENT - 3.5%
	Communications Equipment - 0.4%
686,313(a)	Audio Visual Services Group, Inc., First Lien Term Loan, 4.5%, 1/25/21	$ 684,597
500,000(a)	Commscope, Inc., Incremental Term Loan B, 3.75%, 12/29/22	499,371
		$ 1,183,968
	Electronic Components - 1.4%
1,041,450(a)	Generac Power Systems, Inc., Term Loan, 3.25%, 5/31/20	$ 1,023,225
1,221,938(a)	Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), First Lien Initial Term Loan, 5.75%, 3/31/22	1,226,010
1,843,423(a)	Securus Technologies Holdings, Inc., Initial First Lien Term Loan, 4.75%, 4/30/20	1,780,055
500,000(a)	Securus Technologies Holdings, Inc., Term Loan B2, 5.25%, 4/30/20	487,500
		$ 4,516,790
	Electronic Equipment & Instruments - 0.2%
483,310(a)	Sensus USA, Inc., Term Loan, 4.5%, 5/9/17	$ 482,404
	Electronic Manufacturing Services - 0.6%
1,925,450(a)	4L Technologies, Inc. (fka Clover Holdings, Inc.), Term Loan, 5.5%, 5/8/20	$ 1,896,568
	Technology Distributors - 0.9%
1,411,121(a)	Deltek, Inc., First Lien Term Loan, 5.0%, 6/25/22	$ 1,412,885
197,668(a)	SS&C European Holdings S.a.r.l., Term B-2 Loan, 4.0%, 7/8/22	198,321
1,220,090(a)	SS&C Technologies, Inc., Term B-1 Loan, 4.0%, 7/8/22	1,224,121
		$ 2,835,327
	Total Technology Hardware & Equipment	$ 10,915,057

	TELECOMMUNICATION SERVICES - 2.6%
	Integrated Telecommunication Services - 1.5%
1,246,875(a)	GCI Holdings, Inc., New Term B Loan, 4.0%, 2/2/22	$ 1,253,110
1,000,000(a)	Level 3 Financing, Inc., Tranche B 2022 Term Loan, 3.5%, 5/31/22	993,281
1,117,713(a)	Virgin Media Investment Holdings, Ltd., Facility F, 3.5%, 6/30/23	1,107,733
1,406,212(a)	West Corp., Term B-10 Loan, 3.25%, 6/30/18	1,394,896
		$ 4,749,020
	Wireless Telecommunication Services - 1.1%
300,000(a)	Altice Financing SA, Dollar Denominated Tranche Loan, 5.25%, 2/4/22	$ 303,000
1,423,960(a)	Crown Castle Operating Co., Extended Incremental Tranche B-2 Term Loan, 3.0%, 1/31/21	1,421,388
1,895,657(a)	Syniverse Holdings, Inc., Initial Term Loan, 4.0%, 4/23/19	1,767,700
		$ 3,492,088
	Total Telecommunication Services	$ 8,241,108

	TRANSPORTATION - 5.6%
	Air Freight & Logistics - 0.9%
1,726,016(a)	Dematic Corp., New Incremental Term Loan, 4.25%, 12/28/19	$ 1,725,295
1,043,700(a)	Ozburn-Hessey Holding Co., LLC, Term Loan, 7.75%, 5/23/19	1,039,134
		$ 2,764,429

Principal Amount USD ($)		Value
	Airlines - 2.6%
2,947,500(a)	American Airlines, Inc., 2015 New Term Loan, 3.25%, 6/27/20	$ 2,925,656
244,375(a)	Continental Airlines, Inc. (United Air Lines, Inc.), Class B Term Loan, 3.25%, 4/1/19	244,146
1,462,500(a)	Delta Air Lines, Inc., 2014 Term B-1 Loan, 3.25%, 10/18/18	1,461,586
1,267,875(a)	US Airways, Inc., Tranche B-1 Term Loan, 3.5%, 5/23/19	1,264,045
2,113,125(a)	US Airways, Inc., Tranche B-2 Term Loan, 3.0%, 11/23/16	2,110,264
		$ 8,005,697
	Marine - 0.9%
1,726,224(a)	Commercial Barge Line Co., Initial First Lien Term Loan, 7.5%, 9/22/19	$ 1,726,224
1,199,013(a)	Navios Maritime Partners LP, Term Loan, 5.25%, 6/27/18	1,201,511
		$ 2,927,735
	Trucking - 1.2%
990,000(a)	Aegis Toxicology Sciences Corp., Initial First Lien Term Loan, 5.5%, 2/24/21	$ 955,350
408,975(a)	PODS LLC, Initial First Lien Term Loan, 4.5%, 2/2/22	409,997
788,000(a)	Syncreon Global Finance, Inc., Term Loan, 5.25%, 10/28/20	645,504
1,637,718(a)	YRC Worldwide, Inc., Initial Term Loan, 8.25%, 2/13/19	1,589,406
		$ 3,600,257
	Total Transportation	$ 17,298,118

	UTILITIES - 4.4%
	Electric Utilities - 2.7%
1,077,365(a)	Atlantic Power Limited Partnership, Term Loan, 4.75%, 2/24/21	$ 1,077,365
2,205,000(a)	Calpine Construction Finance Co., LP, Term B-1 Loan, 3.0%, 5/3/20	2,166,413
803,212(a)	ExGen Renewables LLC, Term Loan, 5.25%, 2/6/21	810,240
500,000(a)	Longview Power LLC, Term B Advance, 7.0%, 4/13/21	503,125
995,000(a)	Southeast PowerGen LLC, Term Loan B, 4.5%, 12/2/21	1,003,706
1,110,839(a)	Star West Generation LLC, Advance Term Loan B, 4.25%, 3/13/20	1,110,839
1,957,390(a)	Terra-Gen Finance Co., LLC, Term Loan B, 5.25%, 12/9/21	1,937,816
		$ 8,609,504
	Independent Power Producers & Energy Traders - 1.4%
486,250(a)	Calpine Corp., Term Loan, 4.0%, 10/9/19	$ 486,723
1,660,000(a)	Calpine Corp., Term Loan B, 3.5%, 5/27/22	1,644,437
1,055,385(a)	Dynegy, Inc., Tranche B-2 Term Loan, 4.0%, 4/23/20	1,054,725
1,216,939(a)	NRG Energy, Inc., 2013 Term Loan, 2.75%, 7/1/18	1,201,156
		$ 4,387,041
	Water Utilities - 0.3%
853,667(a)	WTG Holdings III Corp., First Lien Term Loan, 4.75%, 1/15/21	$ 851,533
	Total Utilities	$ 13,848,078

	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $449,301,972)	$ 438,671,229
	COLLATERALIZED LOAN OBLIGATIONS - 2.5% of Net Assets
	BANKS - 2.5%
	Diversified Banks - 0.6%
1,000,000(a)	Primus, Ltd., Series 2007-2A, Class D, 2.689% , 7/15/21 (144A)	$ 949,885
951,289(a)	Stanfield McLaren, Ltd., Series 2007-1A, Class B2L, 4.827% , 2/27/21 (144A)	902,029
		$ 1,851,914
	Thrifts & Mortgage Finance - 1.9%
1,000,000(a)	ACA, Ltd., Series 2007-1A, Class D, 2.639%, 6/15/22 (144A)	$ 942,135
1,000,000(a)	Goldman Sachs Asset Management Plc, Series 2007-1A, Class D, 3.05%, 8/1/22 (144A)	1,001,331
1,000,000(a)	Gulf Stream - Sextant, Ltd., Series 2007-1A, Class D, 2.683%, 6/17/21 (144A)	988,049
1,000,000(a)	Landmark CDO, Ltd., Series 2007-9A, Class E, 3.789%, 4/15/21 (144A)	934,380
2,000,000(a)	Stone Tower, Ltd., Series 2007-6A, Class C, 1.639%, 4/17/21 (144A)	1,933,808
		$ 5,799,703
	Total Banks	$ 7,651,617

	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $7,038,585)	$ 7,651,617

Principal Amount USD ($)		Value
CORPORATE BONDS & NOTES - 1.8% of Net Assets
CAPITAL GOODS - 0.3%
Trading Companies & Distributors - 0.3%
900,000	United Rentals North America, Inc., 4.625%, 7/15/23	$ 885,375
	Total Capital Goods	$ 885,375

DIVERSIFIED FINANCIALS - 0.1%
Other Diversified Financial Services - 0.1%
500,000(a)	Vita Capital V, Ltd., 2.863%, 1/15/17 (144A)	$ 506,500
	Total Diversified Financials	$ 506,500

ENERGY - 0.4%
Oil & Gas Drilling - 0.0%†
250,000	Offshore Group Investment, Ltd., 7.5%, 11/1/19	$ 116,250
Oil & Gas Equipment & Services - 0.2%
720,000(a)	FTS International, Inc., 7.783%, 6/15/20 (144A)	$ 543,510
Oil & Gas Exploration & Production - 0.2%
625,000	WPX Energy, Inc., 7.5%, 8/1/20	$ 600,238
	Total Energy	$ 1,259,998

INSURANCE - 0.8%
Reinsurance - 0.8%
250,000(a)	Atlas Reinsurance VII, Ltd., 8.154%, 1/7/16 (144A) (Cat Bond)	$ 250,850
250,000(a)	Compass Re II, Ltd., 0.046%, 12/8/15 (144A) (Cat Bond)	242,550
250,000(a)	East Lane Re V, Ltd., 9.046%, 3/16/16 (144A) (Cat Bond)	256,575
548,100(e)	Exeter Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 1/7/16	570,682
266,800(e)	Muirfield Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 1/12/16	281,927
250,000(a)	Mythen Re, Ltd. Series 2012-2, Class A, 8.646%, 1/5/17 (144A) (Cat Bond)	255,175
250,000(a)	Queen Street VII Re, Ltd., 8.646%, 4/8/16 (144A) (Cat Bond)	251,275
275,300(e)	Troon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/12/16	286,560
$ 2,395,594
	Total Insurance	$ 2,395,594

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Semiconductors - 0.2%
750,000	Micron Technology, Inc., 5.25%, 8/1/23 (144A)	$ 699,375
	Total Semiconductors & Semiconductor Equipment	$ 699,375

TOTAL CORPORATE BONDS & NOTES
	(Cost $6,056,900)	$ 5,746,842
US GOVERNMENT AND AGENCY OBLIGATIONS - 0.9% of Net Assets
1,405,000(a)	US Treasury Notes, 0.095%, 1/31/16	$ 1,405,237
1,405,000(a)	US Treasury Notes, 0.12%, 7/31/16	1,405,700
$ 2,810,937

TOTAL US GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $2,810,697)	$ 2,810,937
Shares
EXCHANGE-TRADED FUND - 0.3% of Net Assets
DIVERSIFIED FINANCIALS - 0.3%
Other Diversified Financial Services - 0.3%
42,000	PowerShares Senior Loan Portfolio	$ 981,960
	Total Diversified Financials	$ 981,960

TOTAL EXCHANGE-TRADED FUND
	(Cost $1,009,260)	$ 981,960

COMMON STOCKS - 0.3% of Net Assets
INDUSTRIALS - 0.0%†
Diversified Support Services - 0.0%†
31(f)	IAP Worldwide Services, Inc.	$ 25,194
	Total Industrials	$ 25,194

MEDIA - 0.1%
Publishing - 0.1%
14,548(f)	Cengage Learning Acquisitions, Inc.	$ 388,250
	Total Media	$ 388,250

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%†
Biotechnology - 0.0%†
2,454(f)	Progenics Pharmaceuticals, Inc.	$ 17,988
	Total Pharmaceuticals, Biotechnology & Life Sciences	$ 17,988

Shares		Value
TRANSPORTATION - 0.2%
Air Freight & Logistics - 0.2%
710(f)	CEVA Holdings LLC	$ 461,363
	Total Transportation	$ 461,363
UTILITIES - 0.0%†
Independent Power Producers & Energy Traders - 0.0%†
775	NRG Energy, Inc.	$ 15,438
	Total Utilities	$ 15,438

TOTAL COMMON STOCKS
	(Cost $1,298,131)	$ 908,233
Principal Amount USD ($)
ASSET BACKED SECURITY - 0.0%† of Net Assets
CONSUMER SERVICES - 0.0%†
Hotels, Resorts & Cruise Lines - 0.0%†
39,896	Westgate Resorts LLC, Series 2012-2A, Class C, 9.0%, 1/20/25 (144A)	$ 40,146

	Total Consumer Services	$ 40,146

TOTAL ASSET BACKED SECURITY
	(Cost $39,896)	$ 40,146

TEMPORARY CASH INVESTMENTS - 1.9% of Net Assets

COMMERCIAL PAPER - 1.5%
1,175,000	Barclays Bank Plc, 0.13%, 9/1/15	$ 1,174,993
1,175,000	BNP Paribas SA, 0.05%, 9/1/15	1,174,997
240,000	Mondelez International, 0.26%, 9/1/15	239,998
1,020,000	Prudential Funding LLC, 0.07%, 9/1/15	1,019,997
1,175,000	Societe Generale, 0.06%, 9/1/15	1,175,000
$ 4,784,985
REPURCHASE AGREEMENT - 0.4%
1,380,000
Bank of Nova Scotia, 0.15%, dated 9/1/15, repurchase price of $1,380,000 plus accrued interest on 9/1/15 collateralized by: $108,604 Freddie Mac Giant, 3.0% - 4.0%, 3/1/30 - 10/1/44, $171,675 Federal National Mortgage Association (ARM), 3.352%, 4/1/41, $860,690 Federal National Mortgage Association, 2.5% - 4.5%, 11/1/27 - 7/1/45 and $266,637 Government National Mortgage Association (ARM), 3.5% - 4.0%, 11/20/43 - 2/20/45
$ 1,380,000
TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $6,165,000)	$ 6,164,985
TOTAL INVESTMENTS IN SECURITIES - 147.8%
	(Cost - $473,720,441) (g)	$ 462,975,949
	OTHER ASSETS AND LIABILITIES - (47.8)%	$ (149,782,367)
	NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%	$ 313,193,582

†	Amount rounds to less than 0.1%.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2015, the value of these securities amounted to $10,697,573, or 3.4% of total net assets applicable to common shareowners.

(Cat Bond)	Catastrophe or Event Linked Bond. At August 31, 2015, the value of these securities amounted to $1,256,425 or 0.4% of total net assets applicable to common shareowners.

*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at August 31, 2015.

(a)	Floating rate note. The rate shown is the coupon rate at August 31, 2015.
(b)	Security is in default and is non income producing.
(c)	The company and agent bank are in the process of negotiating forbearance.
(d)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(e)	Structured reinsurance investment. At August 31, 2015, value of these securities amounted to $1,139,169 or 0.4% of total assets applicable to common shareowners.
(f)	Non-income producing.

(g)	At August 31, 2015, the net unrealized depreciation on investments based on cost for federal tax purposes of $473,652,066 was as follows:

Aggregate gross unrealized appreciation for all investments in which there
	is an excess of value over tax cost	$ 3,358,184
Aggregate gross unrealized depreciation for all investments in which there
	is an excess of tax cost over value	(14,034,301)

	Net unrealized depreciation	$ (10,676,117)

For financial reporting purposes net unrealized depreciation on investments was $10,744,492 and cost of investments aggregated $473,720,441.

Principal amounts are denominated in US dollars unless otherwise noted.

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION
							Net
Notional		Obligation		Credit	Expiration	Premiums	Unrealized
Principal ($)(1)	Counterparty	Entity/Index	Coupon	Rating (2)	Date	Paid	Depreciation
1,089,000	Chicago Mercantile	Markit CDX North America High Yield Index Series 24	5.00%	BB–	6/20/20	$ 65,554	$ (6,021)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)           Based on Standard & Poor’s rating of the issuer.

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2, and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The following is a summary of the inputs used as of August 31, 2015, in valuing the Trust's investments.

	Level 1	Level 2	Level 3	Total

Senior Secured Floating Rate Loan Interests	$–	$438,671,229	$–	$438,671,229

Collateralized Loan Obligations	–	7,651,617	–	7,651,617

Corporate Bonds & Notes

Insurance
Reinsurance	–	1,256,425	1,139,169	2,395,594
All Other Corporate Bonds & Notes	–	3,351,248	–	3,351,248

US Government and Agency Obligations	–	2,810,937	–	2,810,937

Exchange-Traded Fund	981,960	–	–	981,960

Common Stocks

Industrials
Diversified Support Services	–	25,194	–	25,194
Media
Publishing	–	388,250	–	388,250
Transportation
Air Freight & Logistics	–	461,363	–	461,363
All Other Common Stocks	33,426	–	–	33,426

Asset Backed Security	–	40,146	–	40,146

Repurchase Agreement	–	1,380,000	–	1,380,000

Commercial Paper	–	4,784,985	–	4,784,985
Total Investments in Securities	$1,015,386	$460,821,394	$1,139,169	$462,975,949
Other Financial Instruments
Liabilities:
Unrealized depreciation on swap contracts	$–	$(6,021)	$–	$(6,021)
Total Other Financial Instruments	$–	$(6,021)	$–	$(6,021)

The following is a summary of the fair valuation of certain of the Trust's assets and liabilities as of August 31, 2015:
	Level 1	Level 2	Level 3	Total
Assets:
Foreign currencies, at value	$–	$65,536	$–	$65,536
Liabilities:	–		–
Outstanding borrowings	–	(154,450,000)	–	(154,450,000)
Total	$–	$(154,384,464)	$–	$(154,384,464)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
			Change in
	Balance	Realized	unrealized			Accrued	Transfers	Transfers	Balance
	as of	gain	appreciation			discounts/	in to	out of	as of
	11/30/14	(loss)	(depreciation)	Purchases	Sales	premiums	Level 3*	Level 3*	8/31/15
Corporate Bonds & Notes

Insurance

Reinsurance	$–	$–	$48,969	$1,090,200	$–	$–	$–	$–	$1,139,169
Total	$–	$–	$48,969	$1,090,200	$–	$–	$–	$–	$1,139,169

*Transfers are calculated on the beginning of period value. For the nine months ended August 31, 2015, there were no transfers between Levels 1, 2, and 3.

Net change in unrealized appreciation of Level 3 investments still held and considered Level 3 at August 31, 2015: $48,969.

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Floating Rate Trust

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date October 29, 2015

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date October 29, 2015

* Print the name and title of each signing officer under his or her signature.